Cover Cover	May 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2020
Entity Registrant Name	BJ’S WHOLESALE CLUB HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38559
Entity Tax Identification Number	45-2936287
Entity Address, Address Line One	25 Research Drive,
Entity Address, City or Town	Westborough,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01581
City Area Code	(774)
Local Phone Number	512-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	BJ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001531152
Amendment Flag	false